Note 4 - Inventories - Summary of Inventories 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Raw materials	$ 388	$ 405	$ 2,022
Work in-process	153	159	2,484
Finished goods	16	19	47
Total inventory, net	$ 557	$ 583	$ 4,553